Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	ELBIT SYSTEMS LTD
Trading Symbol	ESLT
Entity Central Index Key	0001027664
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Common Stock, Shares Outstanding	42,753,182
Entity Shell Company	false
Entity Emerging Growth Company	false